Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information

23. Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. Most revenues are generated from the subsidiaries located in China. Total long-lived assets of $1,063,596 including prepaid land lease payments, property, plant and equipment are primarily located in mainland China (December 31, 2021 - $943,028). The Company’s total assets by geographic location are as follows:

	December 31,
	2022	2021
Assets
Mainland China	$10,878,034	$14,002,601
Outside Mainland China	3,236,534	2,745,573
Total Assets	$14,114,568	$16,748,174

The Company’s revenues by market type are as follows:

	For the year ended December 31,
	2022	2021	2020
Sales
EPI	$732,578	$10,552,059	$96,799
Private Pay	384,192	349,083	268,821
Export	375,991	8,473,762	145,004
Total Sales	$1,492,761	$19,374,904	$510,624

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2022	2021	2020
Sales
Mainland China	$1,116,770	$10,901,142	$365,620
Outside Mainland China	375,991	8,473,762	145,004
Total Sales	$1,492,761	$19,374,904	$510,624